Restructuring, Impairment and Other Charges	12 Months Ended
Dec. 31, 2016
Restructuring And Related Activities [Abstract]
Restructuring, Impairment and Other Charges

Note 4.  Restructuring, Impairment and Other Charges

2016 Restructuring, Impairment and Other Charges

2016	Employee Terminations	Other Restructuring Charges	Total Restructuring Charges	Impairment	Other Charges	Total
Print	$6	$6	$12	$—	$3	$15
Corporate	2	1	3	—	—	3
Total	$8	$7	$15	$—	$3	$18

Restructuring and Impairment Charges

For the year ended December 31, 2016, the Company recorded net restructuring charges of $8 million for employee termination costs for an aggregate of 222 employees, of whom 64 were terminated as of or prior to December 31, 2016.  These charges primarily related to one facility closure in the Print segment, the expected closure of another facility in the first quarter of 2017 in the Print segment and the reorganization of certain operations.  Additionally, the Company recorded lease termination and other restructuring charges of $7 million. The fair values of the buildings and machinery and equipment were determined to be Level 3 under the fair value hierarchy and were estimated based on discussions with real estate brokers, review of comparable properties, if available, discussions with machinery and equipment brokers, dealer quotes and internal expertise related to the current marketplace conditions.

Other Charges

For the year ended December 31, 2016, the Company recorded other charges of $3 million for multi-employer pension plan withdrawal obligations unrelated to facility closures. The total liability for the withdrawal obligations associated with the Company’s decision to withdraw from certain multi-employer pension plans included in accrued liabilities and other noncurrent liabilities are $6 million and $39 million, respectively, at December 31, 2016.   Refer to Note 14, Retirement Plans, for further discussion of multi-employer pension plans.

The Company’s withdrawal liabilities could be affected by the financial stability of other employers participating in such plans and any decisions by those employers to withdraw from such plans in the future. While it is not possible to quantify the potential impact of future events or circumstances, reductions in other employers’ participation in multi-employer pension plans, including certain plans from which the Company has previously withdrawn, could have a material effect on the Company’s previously estimated withdrawal liabilities, consolidated and combined statements of income, balance sheets or cash flows.

2015 Restructuring, Impairment and Other Charges

2015	Employee Terminations	Other Restructuring Charges	Total Restructuring Charges	Impairment	Other Charges	Total
Print	$19	$5	$24	$7	$22	$53
Office Products	1	2	3	1	—	4
Total	$20	$7	$27	$8	$22	$57

Restructuring and Impairment Charges

For the year ended December 31, 2015, the Company recorded net restructuring charges of $20 million for employee termination costs for 766 employees, of whom 536 were terminated as of December 31, 2015. These charges primarily related to the closure of two facilities in the Print segment, the integration of Courier and the reorganization of certain operations. Additionally, the Company incurred lease termination and other restructuring charges of $7 million for the year ended December 31, 2015, including charges related to multiemployer pension plan withdrawal obligations as a result of facility closures. For the year ended December 31, 2015, the Company also recorded $8 million of impairment charges primarily related to buildings and machinery and equipment associated with facility closings. The fair values of the buildings and machinery and equipment were determined to be Level 3 under the fair value hierarchy and were estimated based on discussions with real estate brokers, review of comparable properties, if available, discussions with machinery and equipment brokers, dealer quotes and internal expertise related to the current marketplace conditions.

Other Charges

For the year ended December 31, 2015, the Company recorded charges of $22 million, including integration charges of $19 million for payments made to certain Courier employees upon the termination of Courier’s executive severance plan immediately prior to the acquisition and $3 million of charges for multiemployer pension plan withdrawal obligations unrelated to facility closures. The total liability for the withdrawal obligations associated with the Company’s decision to withdraw from all multi-employer pension plans included in accrued liabilities and other noncurrent liabilities are $6 million and $42 million, respectively. Refer to Note 14, Retirement Plans, for further discussion of multi-employer pension plans.

2014 Restructuring, Impairment and Other Charges

2014	Employee Terminations	Other Restructuring Charges	Total Restructuring Charges	Impairment	Other Charges	Total
Print	$1	$6	$7	$103	$17	$127
Office Products	4	2	6	(1)	—	5
Total	$5	$8	$13	$102	$17	$132

Restructuring and Impairment Charges

For the year ended December 31, 2014, the Company recorded net restructuring charges of $5 million for employee termination costs for 96 employees, substantially all of whom were terminated as of December 31, 2016. These charges primarily related to the integration of Esselte as well as one facility closure within the Print segment, continuing charges related to a facility closure in the prior year and the reorganization of certain operations. Additionally, the Company incurred lease termination and other restructuring charges of $8 million for the year ended December 31, 2014, including charges related to multi-employer pension plan withdrawal obligations as a result of facility closures. For the year ended December 31, 2014, the Company also recorded $2 million of impairment charges primarily related to buildings and machinery and equipment associated with facility closings. The impairment charges are net of gains related to the sale of previously impaired other long lived assets. The fair values of the buildings and machinery and equipment were determined to be Level 3 under the fair value hierarchy and were estimated based on discussions with real estate brokers, review of comparable properties, if available, discussions with machinery and equipment brokers, dealer quotes and internal expertise related to the current marketplace conditions.

As a result of the Company’s annual goodwill impairment test, the Company recorded non-cash charges of $100 million to recognize the impairment of goodwill in the magazines, catalogs and retail inserts reporting unit within the Print segment. The goodwill impairment charges resulted from a reduction in the estimated fair value of the reporting unit based on lower expectations of future revenue, profitability and cash flows as compared to expectations as of the last annual goodwill impairment test. The lower expectations for the magazines, catalogs and retail inserts reporting unit were due to accelerating volume declines and increasing price pressures resulting from declining demand, primarily in catalogs and magazines. Revenue and income from operations in the magazines, catalogs and retail inserts reporting unit for the year ended December 31, 2014 were lower than previous expectations due to volume declines and price pressures. The negative trends experienced in 2014 were expected to continue in future years. The goodwill impairment charges were determined using Level 3 inputs, including discounted cash flow analyses, comparable marketplace fair value data and management’s assumptions in valuing the significant tangible and intangible assets.

Other Charges

For the year ended December 31, 2014, the Company recorded charges of $17 million as a result of its decision to withdraw from all multi-employer pension plans serving facilities that are currently operating. These charges for multi-employer pension plan withdrawal obligations, unrelated to facility closures, represent the Company’s best estimate of the expected settlement of these withdrawal liabilities. Refer to Note 14, Retirement Plans, for further discussion of multi-employer pension plans.

Restructuring Reserve

The restructuring reserve as of December 31, 2016 and 2015, and changes during the year ended December 31, 2016, were as follows:

	December 31, 2015	Restructuring Charges	Foreign Exchange and Other	Cash Paid	December 31, 2016
Employee terminations	$13	$8	$2	$(15)	$8
Multi-employer pension plan withdrawal obligations	20	2	—	(4)	18
Lease terminations and other	4	5	—	(7)	2
Total	$37	$15	$2	$(26)	$28

The current portion of restructuring reserves of $13 million at December 31, 2016 was included in accrued liabilities, while the long-term portion of $15 million, which primarily related to multi-employer pension plan withdrawal obligations related to facility closures and lease termination costs, was included in other noncurrent liabilities at December 31, 2016.

Payments on all of the Company’s multi-employer pension plan withdrawal obligations are scheduled to be completed by 2034. Changes based on uncertainties in these estimated withdrawal obligations could affect the ultimate charges related to multi-employer pension plan withdrawals. Refer to Note 14, Retirement Plans, for further discussion of multi-employer pension plans.

The restructuring liabilities classified as “lease terminations and other” consisted of lease terminations and other facility closing costs. Payments on certain of the lease obligations are scheduled to continue until 2018. Market conditions and the Company’s ability to sublease these properties could affect the ultimate charges related to the lease obligations.  Any potential recoveries or additional charges could affect amounts reported in the Company’s financial statements.

The restructuring reserve as of December 31, 2015 and 2014, and changes during the year ended December 31, 2015, were as follows:

	December 31, 2014	Restructuring Charges	Foreign Exchange and Other	Cash Paid	December 31, 2015
Employee terminations	$4	$20	$1	$(12)	$13
Multi-employer pension plan withdrawal obligations	21	1	2	(4)	20
Lease terminations and other	5	6	—	(7)	4
Total	$30	$27	$3	$(23)	$37

The current portion of restructuring reserves of $19 million at December 31, 2015 was included in accrued liabilities, while the long-term portion of $18 million, primarily related to multi-employer pension plan withdrawal obligations related to facility closures and lease termination costs, was included in other noncurrent liabilities at December 31, 2015.